CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [line items]
Total partnership capital	$ 29,853	$ 34,016	$ 25,554	$ 26,391
Non-controlling interest - in operating subsidiaries	(20,568)	(23,661)
Deficit	5,674	4,419
Accumulated other comprehensive income	(1,335)	(1,161)
Ownership changes	(653)	(581)
Invested Capital	$ 12,971	$ 13,032	$ 12,281
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	12.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	15.00%